Note 6 - Prepaid Expenses and Other Current Assets (Details) (EUR €) In Thousands, unless otherwise specified				12 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 German Tax Authorities [Member]	Dec. 31, 2012 Social Charges and Withholding Taxes [Member]	Dec. 31, 2012 Italian Regional Tax 2011 [Member]	Jun. 30, 2013 Social Charges and Withholding Taxes [Member]	Jun. 30, 2013 Proceeds For VAT [Member]	Jun. 30, 2013 Increase In VAT Receivable [Member]
Note 6 - Prepaid Expenses and Other Current Assets (Details) [Line Items]
Value Added Tax Receivable			€ 407			€ (140)
Decrease in Value Added Tax Receivable							(6)
Increase in Value Added Tax Receivable								285
Income Taxes Receivable	331	645
Taxes, Other				(210)
Income Tax Credit Increase					120
Increase on Withholding Interest Income Tax					€ 16